Income Taxes - Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Income Tax Disclosure [Abstract]
Deferred income taxes-current	$ 27,394	$ 24,802	$ 25,137
Other assets and deferred charge			286
Total deferred tax assets		24,802	25,423
Deferred income taxes-current	897		189
Deferred income taxes	17,284	23,654	24,887
Total deferred tax liabilities		23,654	25,076
Net deferred tax asset		$ 1,148	$ 347